Intangible Assets - Sensitivity to Changes in Assumptions (Details)	12 Months Ended
Dec. 31, 2024 MXN ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points	0.0050
Impairment charge on goodwill	$ 0
Change in WACC	0.30%
Change in Expected Sales Growth Rates CAGR	0.50%
Effect on Valuation	Passes by 6.24x
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	0.50%
Effect on Valuation	Passes by 1.45x
Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	40.00%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 5x
Brazil
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	50.00%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 1.9x
Colombia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	70.00%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 2.5x
Argentina
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	170.00%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 5x
Guatemala
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	50.00%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 7.3x
Costa Rica
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	50.00%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 3.9x
Nicaragua
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	170.00%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 2.1x
Panama
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	60.00%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 3.6x
Uruguay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	10.00%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)
Effect on Valuation	Passes by 3x